                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
                                                              FORM N-PX
                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                              811-3916
  NAME OF REGISTRANT:                                              VANGUARD SPECIALIZED FUNDS
  ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                           HEIDI STAM
                                                                   PO BOX 876
                                                                   VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:                          (610) 669-1000
  DATE OF FISCAL YEAR END:                                         JANUARY 31
  DATE OF REPORTING PERIOD:                                        JULY 1, 2008 - JUNE 30, 2009

  FUND:    VANGUARD PRECIOUS METALS AND MINING FUND

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  ISSUER:                AMCOL INTERNATIONAL CORPORATION
  TICKER:                ACO             CUSIP:     02341W103
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: DANIEL P. CASEY                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: DALE E. STAHL                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: LAWRENCE E. WASHOW                                   ISSUER          YES          FOR               FOR

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  ISSUER:                BARRICK GOLD CORP
  TICKER:                N/A             CUSIP:     067901108
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. H. L. Beck as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. C. W. D. Birchall as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Mr. D. J. Carty as a Director                         ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.4: Elect Mr. G. Cisneros as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. M. A. Cohen as a Director                         ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.6: Elect Mr. P. A. Crossgrove as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.7: Elect Mr. R. M. Franklin as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. P. C. Godsoe as a Director                        ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.9: Elect Mr. J. B. Harvey as a Director                        ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.10: Elect Mr. B. Mulroney as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.11: Elect Mr. A. Munk as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #1.12: Elect Mr. P. Munk as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #1.13: Elect Mr. A. W. Regent as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.14: Elect Mr. S. J. Shapiro as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.15: Elect Mr. G. C. Wilkins as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP as                        ISSUER          YES          FOR               FOR
the Auditors of Barrick and authorize the Directors
to fix their remuneration

PROPOSAL #3.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: approve the shareholder proposal as
specified in Schedule B to the accompanying
Management proxy circular

PROPOSAL #4.: Any other business                                           ISSUER          NO           N/A               N/A

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  ISSUER:                BHP BILLITON LTD
  TICKER:                N/A             CUSIP:     Q1498M100
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
BHP Billiton Plc for the YE 30 JUN 2008, together
with the Directors' report and the Auditor's report
as specified in the annual report

PROPOSAL #2.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
BHP Billiton Limited for the YE 30 JUN 2008, together
 with the Directors' Report and the Auditor's Report
as specified in the annual report

PROPOSAL #3.: Re-elect Mr. Paul M. Anderson as a                           ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #4.: Re-elect Mr. Paul M. Anderson as a                           ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #5.: Re-elect Mr. Don R. Argus as a Director                      ISSUER          YES          FOR               FOR
 of BHP Billiton Plc, in accordance with the Board's
policy

PROPOSAL #6.: Re-elect Mr. Don R. Argus as a Director                      ISSUER          YES          FOR               FOR
 of BHP Billiton Limited, in accordance with the
Board's policy

PROPOSAL #7.: Re-elect Dr. John G. S. Buchanan as a                        ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #8.: Re-elect Dr. John G. S. Buchanan as a                        ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #9.: Re-elect Mr. David A. Crawford as a                          ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, in accordance with the
Board's policy

PROPOSAL #10.: Re-elect Mr. David A. Crawford as a                         ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, in accordance with
the Board's policy

PROPOSAL #11.: Re-elect Mr. Jacques Nasser as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #12.: Re-elect Mr. Jacques Nasser as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #13.: Re-elect Dr. John M. Schubert as a                          ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #14.: Re-elect Dr. John M. Schubert as a                          ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #15.: Elect Mr. Alan L. Boeckmann as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #16.: Elect Mr. Alan L. Boeckmann as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #17.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Elect Mr. Stephen Mayne as a
Director of BHP Billiton Plc

PROPOSAL #18.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Elect Mr. Stephen Mayne as a
Director of BHP Billiton Limited

PROPOSAL #19.: Elect Dr. David R. Morgan as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #20.: Elect Dr. David R. Morgan as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #21.: Elect Mr. Keith C. Rumble as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #22.: Elect Mr. Keith C. Rumble as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #23.: Re-appoint KPMG Audit Plc as the                            ISSUER          YES          FOR               FOR
Auditor of BHP Billiton Plc and authorize the
Directors to agree their remuneration

PROPOSAL #24.: Approve to renew the authority and to                       ISSUER          YES          FOR               FOR
allot relevant securities [Section 80 of the United
Kingdom Companies Act 1985] conferred by the
Directors by Article 9 of BHP Billiton Plc's Articles
 of Association for the period ending on the later of
 the AGM of BHP Billiton Plc and the AGM of BHP
Billiton Limited in 2009 [provided that this
authority shall allow BHP Billiton Plc before the
expiry of this authority to make offers or agreements
 which would or might require relevant securities to
be allotted after such expiry and, notwithstanding
such expiry, the Directors may allot relevant
securities in pursuance of such offers or
agreements], and for such period the Section 80
amount [under the United Kingdom Companies Act 1985]

PROPOSAL #S.25: Approve to renew the authority and to                      ISSUER          YES          FOR               FOR
 allot equity securities [Section 94 of the United
Kingdom Companies Act 1985] for cash conferred by the
 Directors by Article 9 of BHP Billiton Plc's
Articles of Association for the period ending on the
later of the AGM of BHP Billiton Plc and the AGM of
BHP Billiton Limited in 2009 [provided that this
authority shall allow BHP Billiton Plc before the
expiry of this authority to make offers or agreements
 which would or might require equity securities to be
 allotted after such expiry and, notwithstanding such
 expiry, the Directors may allot equity securities in
 pursuance of such offers or agreements], and for
such period the Section 95 amount [under the United
Kingdom Companies Act 1985] shall be USD 55,778,030

PROPOSAL #S.26: Authorize BHP Billiton Plc, in                             ISSUER          YES          FOR               FOR
accordance with Article 6 of its Articles of
Association and Section 166 of the United Kingdom
Companies Act 1985, to make market purchases [Section
 163 of that Act] of ordinary shares of USD 0.50
nominal value each in the capital of BHP Billiton Plc
 [Shares] provided that: a) the maximum aggregate
number of shares authorized to be purchased will be
223,112,120, representing 10% of BHP Billiton Plc's
issued share capital; b) the minimum price that may
be paid for each share is USD 0.50, being the nominal
 value of such a share; c) the maximum price that may
 be paid for any share is not more than 5% the
average of the middle market quotations for a share
taken from the London Stock Exchange Daily Official
List for the 5 business days immediately preceding
the date of purchase of the shares; [Authority
expires the earlier of 22 APR 2010 and the later of
the AGM of BHP Billiton Plc and the AGM of BHP
Billiton Limited in 2009 [provided that BHP Billiton
Plc may enter into a contract or contracts for the
purchase of shares before the expiry of this
authority which would or might be completed wholly or
 partly after such expiry and may make a purchase of
shares in pursuance of any such contract or contracts]

PROPOSAL #S27.1: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 30 APR 2009

PROPOSAL #S27.2: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 29 MAY 2009

PROPOSAL #S27.3: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 15 JUN 2009

PROPOSAL #S27.4: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 31 JUL 2009

PROPOSAL #S27.5: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 15 SEP 2009

PROPOSAL #S27.6: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 30 NOV 2009

PROPOSAL #28.: Approve the remuneration report for                         ISSUER          YES          FOR               FOR
the YE 30 JUN 2008

PROPOSAL #29.: Approve, for all purposes, the BHP                          ISSUER          YES          FOR               FOR
Billiton Plc Group Incentive Scheme, as amended; and
the BHP Billiton Limited Group Incentive Scheme, as
amended

PROPOSAL #30.: Approve to grant Deferred Shares and                        ISSUER          YES          FOR               FOR
Options under the BHP Billiton Limited Group
Incentive Scheme and Performance Shares under the BHP
 Billiton Limited Long Term Incentive Plan to the
Executive Director, Mr. M. J. Kloppers as specified

PROPOSAL #31.: Approve, for all purposes, including                        ISSUER          YES          FOR               FOR
for the purposes of Article 76 of the Articles of
Association of BHP Billiton Plc, that the maximum
aggregate remuneration which may be paid by BHP
Billiton Plc to all the Non-Executive Directors in
any year together with the remuneration paid to those
 Non-Executive Directors by BHP Billiton Limited be
increased from USD 3,000,000 to USD 3,800,000

PROPOSAL #32.: Approve, for all purposes, including                        ISSUER          YES          FOR               FOR
for the purposes of Rule 76 of the Constitution of
BHP Billiton Limited and ASX Listing Rule 10.17, that
 the maximum aggregate remuneration which may be paid
 by BHP Billiton Limited to all the Non-Executive
Directors in any year together with the remuneration
paid to those Non-Executive Directors by BHP Billiton
 Plc be increased from USD 3,000,000 to USD 3,800,000

PROPOSAL #S.33: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
BHP Billiton Plc, with effect from the close of this
meeting, in the manner outlined in the Appendix to
this Notice of Meeting and as set out in the amended
Articles of Association tabled by the Chair of the
meeting and signed for the purposes of identification

PROPOSAL #S.34: Amend the Constitution of BHP                              ISSUER          YES          FOR               FOR
Billiton Limited, with effect from the close of this
meeting, in the manner outlined in the Appendix to
this Notice of Meeting and as set out in the
Constitution tabled by the Chair of the meeting and
signed for the purposes of identification

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  ISSUER:                BLUESCOPE STL LTD
  TICKER:                N/A             CUSIP:     Q1415L102
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, financial                         ISSUER          NO           N/A               N/A
statements and the reports of the Directors and the
Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report [which is                      ISSUER          YES          FOR               FOR
 contained in the Directors' report] for the YE 30
JUN 2008

PROPOSAL #3.A: Re-elect Mr. Graham Kraehe as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Tan Yam Pin as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #3.C: Elect Mr. Doug Jukes as a Director,                         ISSUER          YES          FOR               FOR
who vacates office in accordance with the Company's
Constitution

PROPOSAL #4.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purpose of ASX Listing Rule 10.14, the grant
of share rights to the Managing Director and Chief
Executive Officer, Mr. Paul O'Malley, under the Long
Term Incentive Plan as specified

PROPOSAL #5.: Approve to increase the total amount or                      ISSUER          YES          FOR               FOR
 value of the remuneration payable to Non-Executive
Directors for the purpose of rule 11.9 of the
Company's Constitution from a maximum amount of AUD
2,250,000 per annum [inclusive of superannuation
contributions] to a maximum amount of AUD 2,925,000
per annum [inclusive of superannuation contributions]

PROPOSAL #S.6: Approve to renew the proportional                           ISSUER          YES          FOR               FOR
takeover provisions in rules 6.12 to 6.16 [inclusive]
 of the Constitution for a period of 3 years
commencing immediately

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  ISSUER:                BOUGAINVILLE COPPER LTD
  TICKER:                N/A             CUSIP:     Y09434104
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the reports and accounts                               ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. John Leahy as a Director                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Approve to increase the Directors' fee                       ISSUER          YES          FOR               FOR
pool

PROPOSAL #4.: Appoint the Auditors and authorize the                       ISSUER          YES          FOR               FOR
Directors to fix their fees

PROPOSAL #5.: Transact any other business                                  ISSUER          YES        AGAINST           AGAINST

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  ISSUER:                CENTERRA GOLD INC
  TICKER:                N/A             CUSIP:     152006102
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Ian G. Austin as a Director                       ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.2: Elect Mr. Almazbek S. Djakypov as a                         ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.3: Elect Mr. O. Kim Goheen as a Director                       ISSUER          YES        AGAINST           AGAINST
for the ensuing year

PROPOSAL #1.4: Elect Mr. Patrick M. James as a                             ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.5: Elect Mr. Stephen A. Lang as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.6: Elect Mr. Sheryl K. Pressler as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.7: Elect Mr. Terry V. Rogers as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.8: Elect Mr. Jack E. Thompson as a                             ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.9: Elect Mr. Bruce V. Walter as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.10: Elect Mr. Anthony J. Webb as a                             ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #2.: Appoint KPMG LLP as the Auditors of the                      ISSUER          YES          FOR               FOR
 Corporation for the ensuing year and authorize the
Directors to fix their remuneration to be paid to the
 Auditors

PROPOSAL #3.: Transact such other business                                 ISSUER          NO           N/A               N/A

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  ISSUER:                CLAUDE RESOURCES INC.
  TICKER:                CGR             CUSIP:     182873109
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: THE ELECTION AS DIRECTORS FOR THE                            ISSUER          YES          FOR               FOR
ENSUING YEAR THOSE NOMINEES PROPOSED BY THE BOARD OF
DIRECTORS AND MANAGEMENT AS SPECIFIED IN THE
INFORMATION CIRCULAR OF THE CORPORATION DATED MARCH
27, 2009.

PROPOSAL #02: THE APPOINTMENT OF KPMG LLP, CHARTERED                       ISSUER          YES          FOR               FOR
ACCOUNTANTS AS AUDITORS OF THE CORPORATION FOR THE
ENSUING FISCAL YEAR AND THE GRANTING OF AUTHORITY TO
THE DIRECTORS TO FIX THE AUDITORS' REMUNERATION.

PROPOSAL #03: THE APPROVAL OF THE COMPANY'S                                ISSUER          YES          FOR               FOR
SHAREHOLDER RIGHTS PLAN AS SET OUT IN THE
ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

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  ISSUER:                COMPANIA DE MINAS BUENAVENTURA S.A.A.
  TICKER:                BVN             CUSIP:     204448104
  MEETING DATE:          10/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE ISSUANCE OF UNSECURED                         ISSUER          YES          FOR             AGAINST
NOTES, AND DELEGATE THE POWER TO THE THE BOARD OF
DIRECTORS TO FIX THE FINAL CONDITIONS FOR THE
ISSUANCE, SUCH AS AMOUNT, TERM, PRICE AND OTHERS.

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  ISSUER:                COMPANIA DE MINAS BUENAVENTURA S.A.A.
  TICKER:                BVN             CUSIP:     204448104
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE ANNUAL REPORT AS OF                           ISSUER          YES          FOR             AGAINST
DECEMBER, 31, 2008. A PRELIMINARY VERSION OF THE
ANNUAL REPORT WILL BE AVAILABLE IN THE COMPANY'S WEB
SITE HTTP://WWW.BUENAVENTURA.COM/IR/.

PROPOSAL #02: TO APPROVE THE FINANCIAL STATEMENTS AS                       ISSUER          YES          FOR             AGAINST
OF DECEMBER, 31, 2008, WHICH WERE PUBLICLY REPORTED
AND ARE IN OUR WEB SITE
HTTP://WWW.BUENAVENTURA.COM/IR/.

PROPOSAL #03: TO APPOINT ERNST AND YOUNG (MEDINA,                          ISSUER          YES          FOR             AGAINST
ZALDIVAR, PAREDES Y ASOCIADOS) AS EXTERNAL AUDITORS
FOR FISCAL YEAR 2009.

PROPOSAL #04: TO APPROVE THE PAYMENT OF A CASH                             ISSUER          YES          FOR             AGAINST
DIVIDEND ACCORDING TO THE COMPANY'S DIVIDEND POLICY*.

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  ISSUER:                ERAMET SA, PARIS
  TICKER:                N/A             CUSIP:     F3145H130
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve, having considered the reports                      ISSUER          YES          FOR               FOR
 of the Board of Directors and the Auditors, the
Company's financial statements for the YE 31 DEC
2008, as presented

PROPOSAL #O.2: Approve, having heard the reports of                        ISSUER          YES          FOR               FOR
the Board of Directors and the Auditors, the
consolidated financial statements for the said FY, in
 the form presented to the meeting

PROPOSAL #O.3: Approve, after hearing the special                          ISSUER          YES          FOR               FOR
report of the Auditors on agreements governed by
Article L.225-38 et sequence, of the French
Commercial Code, the said report and the agreements
referred to there in

PROPOSAL #O.4: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the income for
the FY be appropriated as follows: earnings for the
FY: EUR 148,158,539.81 prior retained earnings: EUR
471,251,378.41 [including EUR 1,863,215.96
corresponding to the voted but un-paid dividend of
the shares self held by Eramet on the date of the
dividend payment carried out in 2008] legal reserve:
94,521.04 distributable income: EUR 619,315,397.18
global dividend: EUR 137,629,962.75, retained
earnings: EUR 481,685,434.43 the shareholders will
receive a net dividend of EUR 5.25 per share, this
dividend will be paid on 25 MAY, 2009, as required by
 Law, it is reminded that, for the last 3 FY, the
dividends paid, were as follows: EUR 2.10 for FY 2005
 ,EUR 2.90 for FY 2006 ,EUR 6.00 for FY 2007

PROPOSAL #O.5: Approve to renew the appointment of                         ISSUER          YES        AGAINST           AGAINST
Mr. Harold Martin as a Director for period of 4 years

PROPOSAL #O.6: Approve to renew the appointment of                         ISSUER          YES        AGAINST           AGAINST
Mr. Jean-Herve Lorenzi as a Director for period of 4

PROPOSAL #O.7: Approve to renew for a 6-year period,                       ISSUER          YES          FOR               FOR
the appointment of the firm of Ernst and Young Audit,
 represented by Mr. Aymeric de Lamorandiere, as a
statutory Auditor and the Company Auditex as a Deputy
 Auditor

PROPOSAL #O.8: Approve to renew for a 6-year period,                       ISSUER          YES          FOR               FOR
the appointment of the firm of Deloitte Et Associes
represented by Mr. Alain Penanguer, as a statutory
Auditor and the Company B.E.A.S. as a Deputy Auditor

PROPOSAL #O.9: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
trade, including during a period of a public
offering, and by all means, in the Company's shares
on the stock market, subject to the conditions
described below: maximum purchase price: EUR 500.00,
maximum number of shares to be acquired: 10% of the
share capital, maximum funds invested in the share
buybacks: EUR 1,310,869,000.00, and to take all
necessary measures and accomplish all necessary

PROPOSAL #E.10: Authorize the Board of Directors,                          ISSUER          YES          FOR               FOR
under the suspensive condition of the adoption of
Resolution 9, to reduce the share capital, on 1 or
more occasions and at its sole discretion, by
canceling all or part of the shares held by the
Company in connection with a stock repurchase plan,
up to a maximum of 10% of the share capital,
[Authority expires at the end of 26 month period];
this delegation of powers supersedes any and all
earlier delegations to the same effect, and take all
necessary measures and accomplish all necessary

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase on 1 or more occasions and at its sole
discretion, in France or abroad, the share capital up
 to a maximum nominal amount of EUR 24,000,000.00, by
 issuance, with the shareholders' preferred
subscription rights maintained, of shares, various
securities and equity warrants, to take all necessary
 measures and accomplish all necessary formalities,
the shareholders' meeting delegates to the board of
directors all powers to charge the share issuance
costs against the related premiums and deduct from
the premiums the amounts necessary to raise the legal
 reserve to one tenth of the new capital after each
increase, this delegation of powers supersedes any
and all earlier delegations to the same effect, this
delegation is given for the period in accordance with
 the legal requirements

PROPOSAL #E.12: Authorize in order to increase the                         ISSUER          YES          FOR               FOR
share capital, in 1 or more occasions, by a maximum
nominal amount of EUR 24,000,000.00, either by way of
 capitalizing reserves, profits, premiums or
othermeans, provided that such capitalization is
allowed by law and under the By-Laws, or also by the
combination with a share capital increase to be paid
in cash carried out by virtue of Resolution 11, and
by issuing bonus shares or raisin g the par value of
existing shares, or by a combination of these
methods, and to take all necessary measures and
accomplish all necessary formalities, this delegation
 of powers supersedes any and all earlier delegations
 to the same effect, this delegation is given for the
 period in accordance with the legal requirements

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase on 1 or more occasions, in France or abroad,
 the share capital up to a maximum nominal a mount of
 EUR 24,000,000.00, with cancellation of the
shareholders' preferred subscription rights, by: the
issuance carried out by the Company, of new shares to
 subscribe, securities [other than shares giving
right to the allocation of equities], and equity
warrants, the issuance carried out by its related
Companies, of bonds with warrants to subscribe shares
 in the Eramet Company, and securities giving access
to the allocation of equities, and to take all
necessary measures and accomplish all necessary
formalities, the shareholders' meeting delegates to
the board of directors all powers to charge the share

PROPOSAL #E.14: Approve to authorize the capital                           ISSUER          YES          FOR               FOR
increase of up to 10% of issued capital for future
acquisitions

PROPOSAL #E.15: Approve to set global limit for                            ISSUER          YES          FOR               FOR
capital increase to result from all issuance requests
 at EUR 24 Million

PROPOSAL #E.16: Approve the Board to issue shares in                       ISSUER          YES        AGAINST           AGAINST
the event of a public tender offer or share exchange
offer

PROPOSAL #E.17: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #E.18: Approve to authorize up to 85,000                          ISSUER          YES        AGAINST           AGAINST
Shares for use in Restricted Stock Plan

PROPOSAL #E.19: Authorize filing of required                               ISSUER          YES          FOR               FOR
documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FIRST QUANTUM MINERALS LTD
  TICKER:                N/A             CUSIP:     335934105
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to determine the number of                           ISSUER          YES          FOR               FOR
Directors at 8

PROPOSAL #2.1: Elect Mr. Philip K. R. Pascall as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.2: Elect Mr. G. Clive Newall as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Elect Mr. Martin Rowley as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Elect Mr. Michael Martineau as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.5: Elect Mr. Rupert Pennant-Rea as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.6: Elect Mr. Andrew Adams as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Elect Mr. Peter St. George as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.8: Elect Mr. Paul Brunner as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint PricewaterhouseCoopers LLP,                          ISSUER          YES          FOR               FOR
Chartered Accountants, as Auditors for the Company to
 hold office until the next AGM and to authorize the
Directors of the Company to fix their remuneration

PROPOSAL #4.: Approve the Long Term Incentive                              ISSUER          YES          FOR               FOR
[Treasury] Plan, as specified

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  ISSUER:                FRANCO NEV CORP
  TICKER:                N/A             CUSIP:     351858105
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Pierre Lassonde as a                              ISSUER          YES        ABSTAIN           AGAINST
Director of the Corporation

PROPOSAL #1.2: Elect Mr. David Harquail as a Director                      ISSUER          YES          FOR               FOR
 of the Corporation

PROPOSAL #1.3: Elect Mr. David R. Peterson as a                            ISSUER          YES          FOR               FOR
Director of the Corporation

PROPOSAL #1.4: Elect Mr. Louis Gignac as a Director                        ISSUER          YES          FOR               FOR
of the Corporation

PROPOSAL #1.5: Elect Mr. Graham Farquharson as a                           ISSUER          YES          FOR               FOR
Director of the Corporation

PROPOSAL #1.6: Elect Mr. Randall Oliphant as a                             ISSUER          YES          FOR               FOR
Director of the Corporation

PROPOSAL #1.7: Elect Mr. Derek W. Evans as a Director                      ISSUER          YES          FOR               FOR
 of the Corporation

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP,                          ISSUER          YES          FOR               FOR
Chartered Accountants, as the Auditors of the
Corporation for the ensuing year and authorize the
Directors to fix the remuneration to be paid to the
Auditors

PROPOSAL #3.: Approve the Corporation's Restricted                         ISSUER          YES          FOR               FOR
Share Unit Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GEM DIAMONDS LTD
  TICKER:                N/A             CUSIP:     G37959106
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Clause 5.2 of the Memorandum                      ISSUER          YES          FOR               FOR
 of Association of the Company to increase the
maximum number of shares that the Company is
authorized to issue, from 125,000,000 Ordinary Shares
 of USD 0.01 par value each to 200,000,000 Ordinary
Shares of USD 0.01 par value each, by the creation of
 an additional 75,000,000 Ordinary Shares of USD 0.01
 par value each and by deleting the figure
125,000,000 and inserting 200,000,000, such new
shares to rank equally in all respects with the
existing Ordinary Shares of the Company; authorize
the Geneva Management Group (BVI) Ltd., as registered
 agent of the Company, to file an amended and
restated Memorandum and Articles of Association of
the Company [in substitution for and to the exclusion
 of, its existing Memorandum and Articles of
Association], so amended to reflect the foregoing
Resolution 1[a], with the Registry of Corporate
Affairs in the British Virgin Islands, and to take
whatever steps and/or actions that may be necessary

PROPOSAL #2.: Authorize the Directors, in                                  ISSUER          YES          FOR               FOR
substitution for any existing authority to allot
relevant securities, without prejudice to any
allotment of securities made pursuant thereto, for
the purposes of Article 3.1 of the Company's Articles
 of Association to allot relevant securities [Article
 3.4.5] up to an aggregate nominal amount of USD
750,000 [representing an amount equal to 119% of the
Company's issued ordinary shares as at 31 MAR 2009]
[Authority expires at the conclusion of the next AGM
of the Company] [the Allotment Period], and the
Directors may allot relevant securities in pursuance
of any such offers or agreements to such expiry

PROPOSAL #S.3: Authorize the Directors, for the                            ISSUER          YES          FOR               FOR
purposes of the Placing [as specified], the
obligation pursuant to Article 3.5 of the Company's
Articles of Association on the Directors to first
offer any equity securities [Article 3.4.3], to be
issued for cash, to existing shareholders of the
Company in proportion [as nearly as practicable] to
the number of the existing ordinary shares that are
held by them, prior to issuing such securities to any
 person, disapplied and waived in respect of the
placing to allot and issue new shares or other equity
 securities for cash pursuant to the placing without
first offering them to existing shareholders shall be
 limited to the allotment of equity securities up to
an aggregate nominal amount of USD 750,000
[representing an amount equal to 119% of the
Company's issued ordinary shares as at 31 MAR 2009]
[Authority expires at the conclusion of the Company's
 next AGM] and the Directors may allot such equity
securities in pursuance of any such offers or
agreements to such expiry

PROPOSAL #4.: Approve the terms of the placing [as                         ISSUER          YES          FOR               FOR
specified] at the issue price of 100 pence for each
new ordinary share being issued pursuant to the
placing [which represents a discount of 33% to the
closing price of the existing ordinary shares of the
Company on 31 MAR 2009, being the last business day
prior to the announcement of the placing]

PROPOSAL #5.: Approve the subscription by Lansdowne                        ISSUER          YES          FOR               FOR
Partners Limited of 10,500,000 new shares [as
specified] at the issue price of 100 pence for each
such new share to be so subscribed on the terms of
the placing Letter between J.P. Morgan Cazenove and
Lansdowne Partners Limited, as specified

PROPOSAL #6.: Approve, for the purposes of the                             ISSUER          YES          FOR               FOR
placing [as specified] the obligation pursuant to the
 Article 155.2 of the Company's Articles of
Association on any person [other than the Depositary]
 to make an offer to the other holders of shares in
the Company, by way of a takeover or as otherwise
stipulated in the Article 155, if such person
acquires 30% or more of the total voting rights in
the Company, to disapplied and waived in respect of
the Placing in accordance with Article 155.14 so as
not to apply to any underwriter which incurs such an
obligation under Article 155.2 as a result of
underwriting the Placing [including as a result of an
 inability to complete a distribution of securities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GEM DIAMONDS LTD
  TICKER:                N/A             CUSIP:     G37959106
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited accounts of the                            ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008 and the Directors'
report and the Auditors' report

PROPOSAL #2.: Approve the Director's remuneration                          ISSUER          YES          FOR               FOR
report, as specified

PROPOSAL #3.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Auditors of the Company [the Auditors], until
conclusion of the next AGM of the Company at which
accounts are laid before the Company

PROPOSAL #4.: Authorize the Directors to set the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #5.: Re-elect Mr. Roger Davis as a Director,                      ISSUER          YES          FOR               FOR
 who retires in accordance with Article 81 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Alan Ashworth as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with Article 81
of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Dave Elzas as a Director,                       ISSUER          YES          FOR               FOR
who retires in accordance with Article 81 of the
Company's Articles of Association

PROPOSAL #8.: Authorize the Directors, in                                  ISSUER          YES          FOR               FOR
substitution for any existing authority, to allot
relevant securities, for the purposes of Article 3.1
of the Company's Articles of Association, to allot
relevant securities [within the meaning of Article
3.4.5 of the Company's Articles of Association] up to
 an aggregate nominal amount of USD 919,852
[representing an amount equal to 66.66% of the
Company's issued ordinary share capital as at 29 APR
2009] (the Allotment Amount) during the period
commencing on the date of the passing of this
resolution; and [Authority expires at the conclusion
of the next AGM of the Company]; and the Directors
may before the expiry of such allotment Period, make
an offer or agreement which would or might require
relevant securities to be allotted after such expiry

PROPOSAL #S.9: Authorize the Directors, to allot and                       ISSUER          YES          FOR               FOR
issue equity securities for cash pursuant to the
authority conferred by Resolution 8 without first
having offered such equity securities to existing
shareholders provided that this power shall be
limited to the allotment of equity securities up to
an aggregate nominal amount of USD 68,989
[representing an amount equal to 5% of the Company's
issued ordinary share capital as at 29 APR 2009];
[Authority expires at the conclusion of the Company's
 next AGM]; and the Directors may, before the expiry
of such period, make an offer or agreement which
would or might require such equity securities to be
allotted after such expiry and, not withstanding such
 expiry, the Directors may allot such equity
securities in pursuance of any such offers or

PROPOSAL #S.10: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of Article 11.1, to purchase, redeem, or
otherwise acquire ordinary shares in the Company in
such manner and upon such terms as the Directors may
determine during the period commencing on the date of
 the passing of this resolution and expiring at the
conclusion of the next AGM of the Company unless
revoked, renewed or varied during that period,
provided that, the maximum aggregate number of
ordinary shares authorized to be purchased is
13,797,785 [representing an amount equal to 10% of
the Company's issued ordinary share capital as at 29
April 2009], the minimum price which may be paid for
an ordinary share is USD 0.01 per share, the maximum
price which may be paid for an ordinary share is the
higher of: i) 105% of the average closing price of
the Company's ordinary shares on the London Stock
Exchange during the 5 business days immediately prior
 to the date of purchase; and ii) an amount equal to
the higher of the price of the last independent trade
 of an ordinary share and the highest current
independent bid for an ordinary share as derived from
 the London Stock Exchange Trading Systems, and this
authority shall allow the Company to purchase
ordinary shares after such expiry of this authority
under any agreement made before the expiry of such
authority, as if the authority hereby conferred had

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GEMFIELDS RESOURCES PLC, LONDON
  TICKER:                N/A             CUSIP:     G3910W105
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and accounts for the YE 30 JUN 2008

PROPOSAL #2.: Re-elect Mr. Rajiv Gupta, who retires                        ISSUER          YES          FOR               FOR
by rotation

PROPOSAL #3.: Re-elect Mr. Graham Mascall, who                             ISSUER          YES          FOR               FOR
retires by rotation

PROPOSAL #4.: Elect Mr. Sean Gilbertson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. Finn Behnken as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint BDO Stoy Hayward as the                           ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #7.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #8.: Authorize the Directors to allot equity                      ISSUER          YES        AGAINST           AGAINST
 securities

PROPOSAL #9.: Approve to disapply the statutory pre-                       ISSUER          YES        AGAINST           AGAINST
emption provisions of the Companies Act

PROPOSAL #10.: Approve to change the name of the                           ISSUER          YES          FOR               FOR
Company to Gemfields Plc

PROPOSAL #11.: Adopt the new Articles of Association                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HARRY WINSTON DIAMOND CORP
  TICKER:                N/A             CUSIP:     41587B100
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Matthew W. Barrett as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.2: Elect Mr. Thomas M. Boehlert as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Ms. Micheline Bouchard as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.4: Elect Mr. Robert A. Gannicott as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.5: Elect Mr. Noel Harwerth as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Mr. Daniel Jarvis as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Mr. Laurent E. Mommeja as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Mr. Thomas J. O'Neill as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.9: Elect Mr. J. Roger B. Phillimore as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Re-appoint KPMG LLP, Chartered                               ISSUER          YES          FOR               FOR
Accountants, as the Auditors of the Corporation and
authorize the Directors to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOCHSCHILD MNG PLC
  TICKER:                N/A             CUSIP:     G4611M107
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts of the                          ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve the 2008 Directors'                                  ISSUER          YES          FOR               FOR
remuneration report

PROPOSAL #3.: Approve the final dividend                                   ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Miguel Aramburu as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #5.: Elect Mr. Ignacio Rosado as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #6.: Re-elect Mr. Jorge Born Jr. as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #7.: Re-elect Mr. Nigel Moore as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #8.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #9.: Authorize the Audit Committee to set                         ISSUER          YES          FOR               FOR
the Auditors' remuneration

PROPOSAL #10.: Authorize the Directors to allot shares                     ISSUER          YES          FOR               FOR

PROPOSAL #S.11: Approve to disapply statutory pre-                         ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #S.12: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases of its own shares

PROPOSAL #S.13: Grant authority for the general                            ISSUER          YES          FOR               FOR
meetings other than AGMs to be called on not less
than 14 clear days' notice

PROPOSAL #S.14: Amend the Articles of Association to                       ISSUER          YES          FOR               FOR
take effect on 01 OCT 2009

PROPOSAL #15.: Approve to revoke any deemed limit in                       ISSUER          YES          FOR               FOR
the Articles of Association on the number of shares
the Company can allot

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ILUKA RES LTD
  TICKER:                N/A             CUSIP:     Q4875J104
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. John Pizzey as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with
Article 17.2 of the Company's Constitution

PROPOSAL #2.: Adopt the remuneration report of the                         ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMERYS, PARIS
  TICKER:                N/A             CUSIP:     F49644101
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's financial                             ISSUER          YES          FOR               FOR
statements for the YE 31 DEC 2008, as presented

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements for the said FY, in the form presented to
the meeting

PROPOSAL #O.3: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the income for
the FY be appropriated as: income for the FY: EUR
87,063,223.02 prior retained earnings: EUR
350,763,429.98 distributable income: EUR
437,826,653.00 Global Dividend: EUR 62 ,786,590.00,
balance to the retained earnings after allocation :
EUR 375,040,063.00 the shareholders will receive a
net Dividend of EUR 1.00 per share, and will entitle
to the 40% deduction provided by the French Tax Code;
 this Dividend will be paid on 07 JUL 2009; as
required by law, it is reminded that, for the last 3
FY, the Dividends paid, were as: EUR 1.65 for FY 2005
 EUR 1.80 for FY 2006 EUR 1.90 for FY 2007

PROPOSAL #O.4: Approve, after hearing the special                          ISSUER          YES        AGAINST           AGAINST
report of the Auditors on agreements and commitments
governed by Article L.225-40 of the French Commercial
 Code, notices that there was no new agreement or
commitment granted by the Board of Directors for FY
2008 other than those approved by the combined
general meeting of 30 APR 2008, in accordance with
Articles L.22 5.38 and L.225-42-1 of the French

PROPOSAL #O.5: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Jacques Drijard as a Director, until the
shareholders' meeting called to approve the financial
 statements in 2012 for the FY 2011

PROPOSAL #O.6: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Jocelyn Lefebvre as a Director, until the
shareholders' meeting called to approve the financial
 statements in 2012 for the FY 2011

PROPOSAL #O.7: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Eric Le Moyne De Serigny as Director, until the
shareholders' meeting called to approve the financial
 statements in 2012 for the FY 2011

PROPOSAL #O.8: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Gilbert Milan as a Director, until the
shareholders meeting called to approve the financial
statements in 2012 for the FY 2011

PROPOSAL #O.9: Ratify the appointment of Mr. Amaury                        ISSUER          YES          FOR               FOR
De Seze as Director, to replace Mr. Paul Desmarais,
Jr., for the remainder of Mr. Paul Desmarais, Jr.'s
term of office, i.e. until the shareholders' meeting
called to approve the financial statements for the FY

PROPOSAL #O.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
trade, by all means, in the Company's shares on the
stock market, subject to the conditions described:
maximum purchase price : EUR 80.00, maximum number of
 shares to be acquired: 10% of the share capital,
i.e. a number of 6,278,659 shares, maximum funds
invested in the share buybacks: EUR 502,000,000.00;
[Authority expires after 18 month period]; this
delegation of powers supersedes any and all earlier
delegations to the same effect, and to take all
necessary measures and accomplish all necessary

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase the share capital on 1 or more occasions, on
 the French and, or the international market, and at
its sole discretion, by issuance, with the
shareholders' preferred subscription rights
maintained, of ordinary shares and, or any
securities, giving access by all means to ordinary
shares of the company or its subsidiaries' share
capital the global nominal amount of shares issued
under this delegation of authority shall not exceed
EUR 80,000,000.00; the nominal amount of debt
securities giving access to the share capital or to
be issued shall not exceed EUR 1,000,000,000.00; and
to take all necessary measures and accomplish all
necessary formalities; [Authority expires after 26
month period]; this delegation of powers supersedes
any and all earlier delegations to the same effect

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase the share capital on 1 or more occasions, on
 the French and, or the international market, and at
its sole discretion, by issuance, with cancellation
of the shareholders' preferred subscription rights,
of ordinary shares and, or any securities, giving
access by all means to ordinary shares of the Company
 or its subsidiaries' share capital. these ordinary
shares may be issued in consideration for securities
tendered in a public exchange offer initiated by the
Company; the global nominal amount of shares to be
issued under this delegation of authority shall not
exceed EUR 50 ,000,000.00; the nominal amount of debt
 securities giving access to the share capital or to
be issued shall not exceed EUR 1,000,000,000.00; and
to take all necessary measures and accomplish all
necessary formalities; [Authority expires after 26
month period]; this delegation of powers supersedes
any and all earlier delegations to the same effect

PROPOSAL #E.13: Approve the shareholders' meeting                          ISSUER          YES          FOR               FOR
delegates to the Board of Directors all powers in
order to increase the share capital, in one or more
occasions and at its sole discretion, by way of
capitalizing reserves, profits, premiums or other
means, provided that such capitalization is allowed
by Law and under the by Laws, by issuing bonus shares
 or raising the par value of existing shares, or by a
 combination of these methods; the global nominal
amount of shares to be issued under this delegation
of authority shall not exceed the amount of the
reserves, profits and premiums accounts existing at
the moment of the capital increase; the shareholders'
 meeting delegates all powers to the Board of
Directors to take all necessary measures and
accomplish all necessary formalities; this
authorization is given for a 26-month period; this
delegation of powers supersedes any and all earlier
delegations to the same effectAuthorize the Board of
Directors all powers in order to increase the share
capital, in 1 or more occasions and at its sole
discretion, by way of capitalizing reserves, profits,
 premiums or other means, provided that such
capitalization is allowed by Law and under the by
Laws, by issuing bonus shares or raising the par
value of existing shares, or by a combination of
these methods; the global nominal amount of shares to
 be issued under this delegation of authority shall
not exceed the amount of the reserves, profits and
premiums accounts existing at the moment of the
capital increase; and to take all necessary measures
and accomplish all necessary formalities; [Authority
expires after 26 month period]; this delegation of
powers supersedes any and all earlier delegations to

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital on 1 or more occasions, at
 its sole discretion, in France or abroad, up to a
maximum nominal amount of EUR 1,000,000,000.00, by
issuance of any debt hybrid securities; the nominal
amount of debt securities issued by virtue of
resolutions 11, 12 and 15 of the present meeting
shall count against the ceiling set for thin this
present resolution; and to take all necessary
measures and accomplish all necessary formalities;
[Authority expires after 26 month period]; this
delegation of powers supersedes any and all earlier
delegations to the same effect

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, up to 10% of the share
capital per year, by way of issuing ordinary shares
or securities giving access to the capital, in
consideration for the contributions in kind granted
to the Company and comprised of capital securities or
 securities giving access to share capital; the
shareholders' meeting decides to cancel the
shareholders' preferential subscription rights; the
nominal amount of shares to be issued by virtue of
this present resolution shall count against the
maximal nominal amount of shares issued set for thin
resolution 12; and to take all necessary measures and
 accomplish all necessary formalities; [Authority
expires after 26 month period]; this delegation of
powers supersedes any and all earlier delegations to
the same effect

PROPOSAL #E.16: Authorize the Board of Directors,                          ISSUER          YES        AGAINST           AGAINST
within the limit of 10% of the Company's share
capital per year, to set the issue price of the
ordinary shares or securities to be issued, in
accordance with the terms and conditions determined
by the shareholders' meeting; the nominal amount of
capital increase carried out by virtue of the present
 resolution shall count against the maximum nominal
amount; [Authority expires after 26 month period]

PROPOSAL #E.17: Approve to decide that the overall                         ISSUER          YES        AGAINST           AGAINST
nominal amount pertaining to: the issues of debt
securities to be carried out with the use of the
delegations given by resolutions 11, 12, 14, 15 and
16 shall not exceed EUR 1,000,000,000.00, the capital
 increases to be carried out with the use of the
delegations given by resolutions 11, 12, 13 and 16
shall not exceed EUR 130,00 0,000.00

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on one or more occasions,
 at its sole discretion, by issuance of ordinary
shares and ,or securities giving access by all means
to the Company's ordinary shares in favor of
employees and corporate officers of the Company and
its French or foreign subsidiaries; the shareholders'
 meeting decides to cancel the shareholders'
preferential subscription rights in favor of
employees and corporate officers of the Company and
its French or foreign subsidiaries; the maximal
nominal amount of capital increases to be carried out
 under this delegation of authority shall not exceed
EUR 1,600,000.00; the shareholders' meeting delegates
 all powers to the Board of Directors to take all
necessary measures and accomplish all necessary
formalities; [Authority expires after 26 month
period]; this delegation of powers supersedes any and
 all earlier delegations to the same effect

PROPOSAL #E.19: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital, on one or more occasions,
by canceling all or part of the shares held by the
Company in connection with a stock repurchase plan,
up to a maximum of 10% of the share capital over a
24-month period; [Authority expires after 26 month
period]; and to take all necessary measures and
accomplish all necessary formalities; this delegation
 of powers supersedes any and all earlier delegations
 to the same effect

PROPOSAL #E.20: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMPALA PLATINUM HOLDINGS LTD
  TICKER:                IMPUY           CUSIP:     452553308
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO RECEIVE AND CONSIDER THE FINANCIAL                        ISSUER          YES          FOR             AGAINST
STATEMENTS FOR THE YEAR ENDED JUNE 30, 2008.

PROPOSAL #2A: TO RE-ELECT MV MENNELL AS DIRECTOR                           ISSUER          YES          FOR             AGAINST

PROPOSAL #2B: TO RE-ELECT DH BROWN AS DIRECTOR                             ISSUER          YES          FOR             AGAINST

PROPOSAL #2C: TO RE-ELECT TV MOKGATLHA AS DIRECTOR                         ISSUER          YES          FOR             AGAINST

PROPOSAL #2D: TO RE-ELECT LJ PATON AS DIRECTOR                             ISSUER          YES          FOR             AGAINST

PROPOSAL #2E: TO RE-ELECT LC VAN VUGHT AS DIRECTOR                         ISSUER          YES          FOR             AGAINST

PROPOSAL #03: TO DETERMINE THE REMUNERATION OF NON                         ISSUER          YES          FOR             AGAINST
EXECUTIVE DIRECTORS.

PROPOSAL #S4: TO AUTHORIZE THE RE-PURCHASE OF SHARES.                      ISSUER          YES          FOR             AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JOHNSON MATTHEY PLC, LONDON
  TICKER:                N/A             CUSIP:     G51604109
  MEETING DATE:          7/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's annual accounts                        ISSUER          YES          FOR               FOR
for the FYE 31 MAR 2008 together with the Directors'
report and the Auditors' report on those accounts

PROPOSAL #2.: Approve and receive the Directors'                           ISSUER          YES          FOR               FOR
remuneration report for the FYE 31 MAR 2008 and the
Auditors' report on the auditable part of the
Directors remuneration report

PROPOSAL #3.: Declare a final dividend of 26.0 pence                       ISSUER          YES          FOR               FOR
per ordinary share in respect of to YE 31 MAR 2008
and payable to Members on the register at the close
of business on 13 JUN 2008

PROPOSAL #4.: Elect Mrs. DC. Thompson as a Director                        ISSUER          YES          FOR               FOR
of the Company, who was appointed to the Board since
the last AGM and who retires in accordance with the
Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. DW. Morgan as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation

PROPOSAL #6.: Re-elect Mr. AM. Thomson as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation

PROPOSAL #7.: Re-elect Mr. RJW. Walvis, as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
the next general meeting at which accounts are laid
before the Company

PROPOSAL #9.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Auditors be determined by the Directors

PROPOSAL #10.: Auhorize the Company and all Companies                      ISSUER          YES          FOR               FOR
 which are subsidiaries of the Company during the
period when this Resolution 10 has effect in
accordance with Sections 366 and 367 of the Companies
 Act 2006[the 2006 Act] to make political donations
to political parties or Independent election
candidates, as specified in the 2006 Act, not
exceeding EUR 50,000 in total; make political
donations to political organizations other than
political parties, as specified in the 2006 Act, not
exceeding EUR 50,000 in total; and incur political
expenditure, as defined in 2006 Act, not exceeding
EUR 50,000 [Authority expires the earlier during the
period beginning with the date of passing of this
resolution and ending on 31 JUL 2009, of the
conclusion of the AGM of the Company to be held in
2009 provided that the authorized sums referred to in
 paragraphs [a], [b], [c ] and above, may be
comprised of 1 or more amounts in different
currencies which, for the purposes of calculating the
 said sums, shall be converted into pounds sterling
at the exchange rate published in the London edition
of the financial times on the date on which the
relevant donation is made or expenditure incurred on
the day in which the Company enters into any contract

PROPOSAL #11.: Authorize the Directors, for the                            ISSUER          YES          FOR               FOR
purpose of Section 80 of the Companies Act 1985,to
exercise all the powers of the Company to allot
relevant securities [Section 80] up to an aggregate
nominal amount of GBP 70,876,387; [Authority expires
at the conclusion of the next AGM of the Company];
and the Directors may allot relevant securities in
pursuance of such offer or agreement as if the
authority conferred hereby had not expired

PROPOSAL #S.12: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 11, pursuant to Section 95
of the Act 1985 [the 1985 Act], to allot equity
securities [Section 94 (2) to Section 94(3A) of the
1985 Act] wholly for cash, pursuant to the authority
conferred by Resolution 11 above or by way of a sale
of treasury shares, disapplying the statutory pre-
emption rights [Section 89(1) of the  Act], provided
that this power shall be limited to: a) in connection
 with an offer of such securities by way of rights to
 ordinary shares in proportion to their respective
holdings of such shares, but subject to such
exclusion or other agreements as the Directors may
deem necessary or expedient in relation to treasury
shares, fractional entitlements or any legal or
practical problems under the law of any territory or
the requirements of any regulatory body or stock
exchange; and  otherwise than pursunat to sub
paragraph the aggregate nominal amount of  GBP
11,033,680; [Authority expires at the conclusion next
 AGM of the Company]; and the Company may make an
offer or agreement which requires equity securities
and the Directors may allot equity securities after
the expiry of this authority, this power applies in
relation to a sale of shares which is an allotment of
 equity securities by virtue of Section 94(3A) of the
 1985 Act as if in the first paragraph of this
resolution the words pursuant to the authority
conferred by Resolution 11 above were omitted

PROPOSAL #S.13: Authorize the Company, in accordance                       ISSUER          YES          FOR               FOR
with Chapter VII of Part V of the Companies Act 1985
 [the 1985 Act], to make market purchases [Section
163(3) of the 1985 Act] of its own ordinary shares,
the maximum aggregate number of ordinary shares up to
 21,467,573 [representing 10% of the Company's issued
 ordinary share capital as at 30 MAY 2008, excluding
treasury shares], at a minimum price of 100p [
excluding expenses] and up to 105% of the average
middle market quotations for such shares derived from
 the London Stock Exchange Daily Official List, over
the previous 5 business days; immediately preceding
the day on which the ordinary shares is contracted to
 be purchased [ excluding expenses] [Authority
expires at the conclusion of the next AGM of the
Company after the passing of this resolution];  but
the contract or contracts purchase may be made before
 such expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly

PROPOSAL #S.14: Adopt the New Articles of Association                      ISSUER          YES          FOR               FOR
 of the Company in substitution for and to the
exclusion of the existing Articles of Association of
the Company, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                K + S AKTIENGESELLSCHAFT
  TICKER:                N/A             CUSIP:     D48164103
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements, the group annual report, and the reports
 pursuant to sections 289(4) and 315(4) of the german
 commercial code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distribution profit of EUR 399,393,869.12 as follows:
 payment of a dividend of EUR 2.40 per no-par share
EUR 3,393,869.12 shall be carried forward Ex-dividend
 and payable date: 14 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: Deloitte + Touche GmbH, Hanover

PROPOSAL #6.: Resolution on the authorization to                           ISSUER          NO           N/A               N/A
issue convertible and/or warrant Bonds, the creation
of contingent capital, and the correspondent
amendment to the Articles of Association, the
existing authorization approved by the shareholders,
meeting of 10 MAY 2006, to issue convertible and/or
warrant Bonds shall be revoked, the Board of Managing
 Directors shall be authorized, with the consent of
the Supervisory Board, to issue registered and/or
bearer Bonds of up to EUR 1,500,000,000 conferring
convertible and/or Option Rights for shares of the
Company, on or before 12 MAY 2014, shareholders shall
 be granted subscription rights except for the issue
of Bonds conferring convertible and/or option rights
for shares of the Company of up to 10% of the share
capital at a price not materially below their
theoretical market value, for the granting of such
rights to holders of convertible and/or option
rights, for residual amounts, and for the issue of
bonds for acquisition purposes, the Company's share
capital shall be increased accordingly by up to EUR
16,500,000 through the issue of up to 16,500,000 new
no-par shares, insofar as convertible and/or option
rights are exercised [contingent capital]

PROPOSAL #7.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares the Company shall be authorized to
acquire own shares of up to 10% of its share capital,
 at a price not differing more than 10% from the
market price of the shares, on or before 31 OCT 2010,
 the Board of Managing Directors shall be authorized
to sell the shares on the Stock Exchange or by a
rights offering, to dispose of the shares in a manner
 other than the Stock Exchange or an offer to all
shareholders if the shares are sold at a price not
materially below their market price, to use the
shares for acquisition purposes or for satisfying
option and convertible rights, and to retire the

PROPOSAL #8.: Amendment to Section 12 of the Article                       ISSUER          NO           N/A               N/A
of Association in respect of the adjustment of the
remuneration for the Supervisory Board, as follows:
each Board Member shall receive a fixed annual
remuneration of EUR 55,000 plus a variable
remuneration of up to EUR 45,000, the Chairman shall
receive twice, and the Deputy Chairman one and a half
 times, these amounts, Members of the Audit Committee
 shall receive an additional fixed annual
remuneration of EUR 7,500 for their Committee
membership, the Committee Chairman shall receive
twice, the Deputy Committee Chairman one and a half
times, this amount, furthermore, each Supervisory
Board Member shall receive an attendance fee of EUR
500 per Supervisory Board meeting or Committee
meeting, at most EUR 1,000 per day

PROPOSAL #9.: Amendments to the Articles of                                ISSUER          NO           N/A               N/A
Association in accordance with the law on the
implementation of the shareholder Rights Directive
[ARUG], as follows: a] Section 14(2) deletion b]
Section 15, in respect of shareholders registering
with the Company within the statutory period of time,
 c] Section 17(1), in respect of each share giving
rise to one vote, and shareholders, voting rights
being exercised by a proxy, if requested

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KENMARE RESOURCES PLC
  TICKER:                N/A             CUSIP:     G52332106
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report, the                           ISSUER          YES          FOR               FOR
financial statements and the Independent Auditors'
report thereon for the YE 31 DEC 2008

PROPOSAL #2.: Re-elect Mr. M. Carvill as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. S. Farrell as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Re-elect Mr. T. Lowrie as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. C. Carvill as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Re-elect Mr. I. Egan as a Director                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #7.: Re-elect Ms. S. Bianchi as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.: Authorize the Director's to fix the                          ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #9.: Authorize the Director's to allot                            ISSUER          YES          FOR               FOR
relevant securities [Section 20]

PROPOSAL #S.10: Authorize the Director's to allot                          ISSUER          YES          FOR               FOR
equity securities for cash [Section 23 and 24]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LONMIN PUB LTD CO
  TICKER:                N/A             CUSIP:     G56350112
  MEETING DATE:          1/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report
PROPOSAL #3.: Re-appoint the Auditors and approve the                      ISSUER          YES          FOR               FOR
 remuneration of the Auditors

PROPOSAL #4.: Re-elect Sir John Craven as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #5.: Re-elect Mr. Michael Hartnall as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.: Re-elect Mr. Roger Phillimore as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #7.: Grant authority to allot shares                              ISSUER          YES          FOR               FOR

PROPOSAL #S.8: Approve to disapply the pre-emption                         ISSUER          YES          FOR               FOR
rights

PROPOSAL #S.9: Authorize the Company to purchase its                       ISSUER          YES          FOR               FOR
own shares

PROPOSAL #S.10: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR

PROPOSAL #11.: Amend the rules of the Stay and                             ISSUER          YES          FOR               FOR
Prosper Plan

PROPOSAL #12.: Amend the shareholder Value Incentive                       ISSUER          YES          FOR               FOR
Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIL RESOURCES LIMITED
  TICKER:                N/A             CUSIP:     Q57223101
  MEETING DATE:          11/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

PROPOSAL #2.: Re-elect Mr. Malcolm Richmond as a                           ISSUER          YES          FOR               FOR
Director, who retires in accordance with Article 12.3

PROPOSAL #3.: Re-elect Mr. John Haggman as a Director                      ISSUER          YES        AGAINST           AGAINST
 of the Company, in accordance with Article 12.6

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MINERALS TECHNOLOGIES INC.
  TICKER:                MTX             CUSIP:     603158106
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: KRISTINA M. JOHNSON                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MICHAEL F. PASQUALE                                  ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOHN T. REID                                         ISSUER          YES          FOR               FOR

PROPOSAL #2: RATIFICATION OF APPOINTMENT OF                                ISSUER          YES          FOR               FOR
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

PROPOSAL #3: RATIFICATION OF THE ADOPTION OF THE 2001                      ISSUER          YES          FOR               FOR
 STOCK AWARD AND INCENTIVE PLAN (AS AMENDED AND
RESTATED AS OF MARCH 18, 2009) TO INCREASE THE NUMBER
 OF SHARES RESERVED AND AUTHORIZED FOR ISSUANCE
THEREUNDER.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MWANA AFRICA PLC, LONDON
  TICKER:                N/A             CUSIP:     G6360C107
  MEETING DATE:          9/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Company's annual                       ISSUER          YES          FOR               FOR
accounts for the FYE 31 MAR 2008 together with the
Directors' report and Auditors' report on those
accounts

PROPOSAL #2.: Re-appoint Mr. Ken Owen as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Stuart Morris as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #4.: Re-appoint Mr. Peter Sydney-Smith as a                       ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #5.: Approve the Directors' remuneration                          ISSUER          YES        AGAINST           AGAINST
report for the YE 31 MAR 2008

PROPOSAL #6.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors to hold office from the conclusion of the
meeting to the conclusion of the next meeting at
which the accounts are laid before the Company

PROPOSAL #7.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #8.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company from GBP 55,300,000 to
GBP 65,000,000 by the creation of an additional
97,000,000 ordinary shares of 10 pence each ranking
pari passu with the existing ordinary shares of 10
pence each in the capital of the Company having
attached thereto the rights and being subject to the
restrictions set out in the Articles of Association

PROPOSAL #9.: Authorize the Directors, in                                  ISSUER          YES          FOR               FOR
substitution for any existing authority subsisting at
 the date of this resolution [save to the extent that
 the same may already have been exercised and for any
 such powers granted by statute], to allot relevant
securities [Section 80 of the Companies Act 1985 [the
 Act]] up to an aggregate nominal amount of GBP
15,272,925.70; [Authority expires the earlier of the
next AGM of the Company or 15 months after the
passing of this resolution]; and the Directors may
allot relevant securities in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.10: Authorize the Directors, in                                ISSUER          YES        AGAINST           AGAINST
substitution for any existing authority subsisting at
 the date of this resolution [save to the extent that
 the same may already have been exercised and for any
 such powers granted by statute], subject to the
passing of Resolution 9 and pursuant to Section 95 of
 the Act, to allot equity securities [Section 94[2]
and 94[3A] of the Act] of the Company for cash
pursuant to the general authority conferred on the
Directors pursuant to the Resolution 9, disapplying
the statutory pre-emption rights [Section 89(1)],
provided that this power is limited to: 1) the
allotment of equity securities which are offered to
all the holders of equity securities of the Company;
2) the grant or issue and allotment of up to
5,230,036 equity securities pursuant to the Mwana
Africa Share Option Scheme and/or the Mwana Africa
Share Incentive Scheme and/or the Mwana Africa
Employee Benefits Trust; and 3) up to an aggregate
nominal value of GBP 8,954,554; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or 15 months after the passing of this
resolution]; and the Directors may allot equity
securities in pursuance of such an offer or agreement

PROPOSAL #S.11: Authorize the Company, generally and                       ISSUER          YES          FOR               FOR
unconditionally for the purpose of Section 166 of the
 Act, to make one or more market purchases [Section
163(3) of the Act] of up to 44,249,766 ordinary
shares of 10 pence per share each in the capital of
the Company, at a minimum price of 10 pence and up to
 5% above the average of the middle market quotations
 for ordinary shares derived from the London Stock
Exchange Daily Official List, over the previous 5
business days; [Authority expires the earlier of the
conclusion of the Company's next AGM or 15 months
after the passing of this resolution]; the Company,
before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly
or partly after such expiry

PROPOSAL #S.12: Amend Articles 78, 96, 111.3 and 145                       ISSUER          YES          FOR               FOR
of the Articles of Association of the Company and by
the deletion and substitution of Article 48 and by
the insertion of a new Article 146 after existing
Article 145 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEWMONT MINING CORPORATION
  TICKER:                NEM             CUSIP:     651639106
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: G.A. BARTON                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: V.A. CALARCO                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: J.A. CARRABBA                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: N. DOYLE                                             ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: V.M. HAGEN                                           ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: M.S. HAMSON                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: R.J. MILLER                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: R.T. O'BRIEN                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: J.B. PRESCOTT                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: D.C. ROTH                                            ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: J.V. TARANIK                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: S. THOMPSON                                          ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFY THE AUDIT COMMITTEE'S                                 ISSUER          YES          FOR               FOR
APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS
NEWMONT'S INDEPENDENT AUDITORS FOR 2009.

PROPOSAL #03: CONSIDER AND ACT UPON A STOCKHOLDER                        SHAREHOLDER       YES        AGAINST             FOR
PROPOSAL REGARDING SPECIAL MEETINGS, AS SET FORTH IN
THE ACCOMPANYING PROXY STATEMENT, IF INTRODUCED AT
THE MEETING.

PROPOSAL #04: CONSIDER AND ACT UPON A STOCKHOLDER                        SHAREHOLDER       YES        AGAINST             FOR
PROPOSAL TO APPROVE MAJORITY VOTING FOR THE ELECTION
OF DIRECTORS IN A NON-CONTESTED ELECTION, AS SET
FORTH IN THE ACCOMPANYING PROXY STATEMENT, IF
INTRODUCED AT THE MEETING.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NORTHAM PLATINUM (PTY) LTD
  TICKER:                N/A             CUSIP:     S56540156
  MEETING DATE:          11/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Elect Dr. N.J. Dlamini as a Director,                       ISSUER          YES          FOR               FOR
who retire in accordance with the provisions of the
Company's Articles of Association

PROPOSAL #O.2: Elect Ms. E.T. Kgosi as a Director,                         ISSUER          YES          FOR               FOR
who retire in accordance with the provisions of the
Company's Articles of Association

PROPOSAL #O.3: Elect Mr. R. Havenstein as a Director,                      ISSUER          YES          FOR               FOR
 who retire in accordance with the provisions of the
Company's Articles of Association

PROPOSAL #O.4: Approve, in terms of the Article 51 of                      ISSUER          YES          FOR               FOR
 the Company's Articles of Association, the specified
 fees payable to the Non-Executive Directors of the
Company with effect from 01 JUL 2008 as follows:
Board: Board Chairman - ZAR 80,000 per annum; Board
Members - ZAR 40,000 per annum; and Board meeting
attendance fees - ZAR 26,000 per meeting; and Board
appointed Committees: Committee Chairmen - ZAR 30,000
 per annum; Committee Members - ZAR 15,000 per annum;
 and Committee meeting attendance fees - ZAR 10,000
per meeting

PROPOSAL #S.1: Adopt, the draft amended Articles of                        ISSUER          YES          FOR               FOR
Association of Northam Platinum Limited, as
specified, the new Articles of Association of the

PROPOSAL #O.5: Approve to place the authorized but                         ISSUER          YES          FOR               FOR
unissued shares of 1 cent each in the capital of the
Company, other than the 11,550,000 shares reserved
for the purposes of the Northam Share Option Scheme
under the control of the Directors in terms and
subject to the provisions of the Companies Act, and
further, authorize the Directors to allot and issue
all or any of these shares upon such terms and
conditions as they may determine or deem fit, subject
 to the provisions of the Companies Act, 1973 [Act 61
 of 1973], as amended, and the Listings Requirements
of the JSE Limited

PROPOSAL #O.6: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, in terms of the Listings Requirements of the
 JSE Limited [JSE] and subject to the requirements of
 Section 90 of the Companies Act, 1973 [Act 61 of
1973], as amended, to make payments to shareholders
subject to the conditions namely: to make payments to
 shareholders from time to time up to a maximum of
20% of the Company's issued share capital, including
reserves but excluding minority interests, and re-
valuations of assets and intangible assets that are
not supported by a valuation by an independent
professional expert acceptable to the JSE prepared
within the last 6 months, in any 1 FY, measured as at
 the beginning of such FY; [Authority expires the
earlier of the Company's next AGM or 15 months]

PROPOSAL #S.2: Authorize the Company [or one of its                        ISSUER          YES          FOR               FOR
wholly-owned subsidiaries], by way of a general
approval, to acquire the Company's own shares, upon
such terms and conditions and in such amounts as the
Directors may from time to time decide, but subject
to the provisions of the Companies Act, 1973 [Act 61
of 1973], as amended, and the Listings Requirements
of the JSE limited [JSE], and subject further to the
terms and conditions: any acquisition of shares must
be effected through the order book operated by the
JSE trading system and done without any prior
understanding or arrangement between the Company and
the counter-party [reported trades are prohibited];
at any one time, the Company may only appoint 1 agent
 to effect any acquisition; the acquisition of shares
 will not take place during a closed period and will
not affect compliance with the shareholder spread
requirements as laid down by the JSE; an announcement
 shall be published as soon as the Company has
cumulatively acquired 3% of the initial number [the
number of that class of share in issue at the time
that the general authority is granted] of the
relevant class of securities and for each 3% in
aggregate of the initial number of that class
acquired thereafter, containing full details of such
acquisitions; acquisitions of shares by the Company
in aggregate in any 1 FY may not exceed 20% of the
Company's issued share capital as at the date of
passing of this special resolution or 10% of the
Company's issued share capital in the case of an
acquisition of shares in the Company by a subsidiary
of the Company; acquisitions may not be made at a
price greater than 10% above the weighted average of
the market value of the shares for the 5 business
days immediately preceding the date on which the
transaction was effected; [Authority expires the
earlier of the Company's next AGM or 15 months]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PATRIOT COAL CORP
  TICKER:                PCX             CUSIP:     70336T104
  MEETING DATE:          7/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: THE APPROVAL OF THE ISSUANCE OF UP TO                        ISSUER          YES          FOR               FOR
11,901,729 SHARES OF PATRIOT COAL CORPORATION COMMON
STOCK TO THE HOLDERS OF COMMON STOCK OF MAGNUM COAL
COMPANY PURSUANT TO THE AGREEMENT AND PLAN OF MERGER
DATED AS OF APRIL 2, 2008, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.

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  ISSUER:                PETER HAMBRO MINING PLC, LONDON
  TICKER:                N/A             CUSIP:     G5555S109
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed acquisition                             ISSUER          YES          FOR               FOR
[Acquisition] by the Company of Aricom plc [Aricom]
to be effected pursuant to a scheme of arrangement
[Scheme] under Sections 895 to 899 of the Companies
Act 2006 or takeover offer made by or on behalf of
the Company Substantially on the terms and subject to
 the conditions summarized as specified; including
the acquisition of shares in Aricom from sertain
Directors and/or persons related to them and
authorize the Directors [or any duly constituted
committee thereof] [Board] to take all such steps as
the board considers to be necessary or desirable in
connection with and to implement the Acquisition
[including arrangements in respect of options and
warrants granted in relation to Aricom securities];
and to agree such modifications, variations,
revisions, waivers, extensions or amendments to any
of the terms and conditions of the Acquisition and or
 to any documents relating thereto as they may in
their absolute discretion think fit; and subject to
the court sanctioning the scheme: approve to increase
 the authorized share capital of the Company from GBP
 1,200,000 to GBP 3,500,000 by the creation of
230,000,000 additional ordinary share of GBP 0.01
each [ordinary share]; authorize the Directors, in
addition to all subsisting authorities and in
accordance with Section 80 of the Companies Act 1985,
 to allot relevant securities [within the meaning of
said Section 80] up to an aggregate nominal amount of
 GBP 739,290; a) as the Company and Aricom may with
the consent of the Takeover Panel agree and [if
required] the Court may allow or b) and the Directors
 may allot relevant securities after the expiry of
this authority in pursuance of such an offer or

PROPOSAL #S.2: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
Resolution 1 being passed, in addition to all
subsisting authorities and in accordance with Section
 80 of the Companies Act 1985[Act], to allot relevant
 securities [with the meaning of the said Section 80]
 up to an aggregate nominal amount of GBP 1,203,092;
and authorize the Directors, pursuant to Section 95
of the Act 1985, to allot equity securities [with the
 meaning of Section 94 of Act] for cash pursuant to
the authority given in accordance with section 80 of
the Act , to allot equity securities where such
allotment constitutes an allotment of securities by
virtue of Section 94[3] of the Act; as if section
89[1] of the Act did not apply to any such allotment
provided that this power shall be limited to
allotment of equity securities; a) in connection with
 or the subject of an offer or invitation including a
 rights issue or open or equivalent offer open for
acceptance for a period fixed by the directors to
holders of ordinary shares of GBP 0.01 each [Ordinary
 shares] b) pursuant to the terms of any share option
 scheme adopted by the company [and any ordinary
shares acquired or held by the Company in treasury
may be transferred in satisfaction of the exercise of
 options under any of the Company's share option
schemes]; c) [otherwise than pursuant to this
resolution up an aggregate nominal amount of GBP
180,462; [Authority expires at the conclusion of the
AGM of the Company in 2009]; and the Directors may
allot equity securities after the expiry of this
authority in pursuance of such an offer or agreement

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  ISSUER:                PETER HAMBRO MINING PLC, LONDON
  TICKER:                N/A             CUSIP:     G5555S109
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of                      ISSUER          YES          FOR               FOR
 the Directors and the Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Appoint Deloitte LLP as the Auditors                         ISSUER          YES          FOR               FOR
and authorize the Directors to fix their remuneration

PROPOSAL #4.: Re-elect Sir Malcolm Field as a                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #5.: Re-elect Sir Roderic Lyne as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #6.: Re-elect Mr. Brian Egan as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #7.: Re-elect Mr. Peter Hambro as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #8.: Re-elect Mr. Peter Hill Wood as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #9.: Authorize the Directors to allot shares                      ISSUER          YES          FOR               FOR

PROPOSAL #S.10: Approve to disapply statutory pre-                         ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #S.11: Authorize the Company to purchase                          ISSUER          YES          FOR               FOR
shares

PROPOSAL #12.: Approve the Company's Long Term                             ISSUER          YES          FOR               FOR
Incentive Plan

PROPOSAL #S.13: Adopt new Articles of Association                          ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Approve a resolution to allow General                      ISSUER          YES          FOR               FOR
 meetings to be called on not less than 14 days'

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  ISSUER:                PT INTERNATIONAL NICKEL INDONESIA INCO
  TICKER:                N/A             CUSIP:     Y39128148
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Board of Commissioners                           ISSUER          YES          FOR               FOR
report
PROPOSAL #3.: Approve and ratify the Company                               ISSUER          YES          FOR               FOR
financial report for book year 2008

PROPOSAL #4.: Approve to utilize the net Company's                         ISSUER          YES          FOR               FOR
profit for book year 2008

PROPOSAL #5.: Appoint the Board of Commissioners                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Appoint the Board of Directors                               ISSUER          YES        AGAINST           AGAINST

PROPOSAL #7.: Approve the remuneration for the Board                       ISSUER          YES          FOR               FOR
of Commissioners

PROPOSAL #8.: Authorize the Board of Commissioners to                      ISSUER          YES          FOR               FOR
 determine salary and other remuneration for the
Board of Directors

PROPOSAL #9.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint the Independent Public Accountant to Audit
Company's books for book year 2009 and approve to
determine their honorarium

PROPOSAL #10.: Other matter                                                ISSUER          NO           N/A               N/A

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  ISSUER:                PT INTERNATIONAL NICKEL INDONESIA INCO
  TICKER:                N/A             CUSIP:     Y39128148
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the general meeting of                               ISSUER          YES          FOR               FOR
receiving of short term credit facility revolving
from Vale International SA up to USD 250,000,000.00
the transaction related material transaction

PROPOSAL #2.: Approve the independent shareholders of                      ISSUER          YES          FOR               FOR
 receiving of short term credit facility revolving
from Vale International SA up to USD 250,000,000.00
as specified

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  ISSUER:                PT INTERNATIONAL NICKEL INDONESIA TBK
  TICKER:                N/A             CUSIP:     Y39128148
  MEETING DATE:          8/13/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the amendments to the Company's                      ISSUER          YES          FOR               FOR
 Articles of Association to conform to Law no.40/2007
 on Limited Liability Companies, the BAPEPAM LK'S
Regulation no. IX J 1 on the principles of the
Company's Article of Association for Public Listed
Company and Corporate Governance Principles

PROPOSAL #2.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company , jointly or individually, with the rights
of substitution, to conduct all necessary acts in
connection with the amendment of the Articles of
Association of the Company, to restate the
resolutions of the meeting in a statement of the
meeting resolution before the Notary, to authorize
the Notary to request the ratification and approval
and submit notification to the Ministry of Law and
Human Rights of the Republic of Indonesia, and
generally, to perform and any of all acts deemed
necessary or appropriate to be done to achieve
effectiveness on the amendment of the Articles of

PROPOSAL #3.: Appoint the Members to the Board of                          ISSUER          YES          FOR               FOR
Directors

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  ISSUER:                PT INTERNATIONAL NICKEL INDONESIA TBK
  TICKER:                N/A             CUSIP:     Y39128148
  MEETING DATE:          12/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint the Members of the Director                          ISSUER          YES          FOR               FOR

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  ISSUER:                PT INTERNATIONAL NICKEL INDONESIA TBK
  TICKER:                N/A             CUSIP:     Y39128148
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint the Member of the Board of                           ISSUER          YES        AGAINST           AGAINST
Commissioner

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  ISSUER:                SCHNITZER STEEL INDUSTRIES, INC.
  TICKER:                SCHN            CUSIP:     806882106
  MEETING DATE:          1/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

ELECTION OF DIRECTOR: ROBERT S. BALL                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOHN D. CARTER                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: KENNETH M. NOVACK                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JEAN S. REYNOLDS                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: TAMARA L. LUNDGREN                                   ISSUER          YES          FOR               FOR

PROPOSAL #2: TO APPROVE A PROPOSED AMENDMENT TO THE                        ISSUER          YES        AGAINST           AGAINST
1993 STOCK INCENTIVE PLAN.

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  ISSUER:                SHERRITT INTL CORP
  TICKER:                N/A             CUSIP:     823901103
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Ian W. Delaney as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. Michael F. Garvey as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Hon. Marc Lalonde as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. Edythe A. [Dee] Marcoux as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.5: Elect Mr. Bernard Michel as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Mr. Daniel P. Owen as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Sir. Patrick Sheehy as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. Jowdat Waheed as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES          FOR               FOR
 Auditors and authorize the Directors to fix their
remuneration

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  ISSUER:                SIMS GROUP LTD
  TICKER:                N/A             CUSIP:     Q8505L116
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of                          ISSUER          NO           N/A               N/A
Sims Group Limited [the Company] and its controlled
entities for the YE 30 JUN 2008 and the related
Directors' report, Directors' declaration and the
Auditor's report

PROPOSAL #2.1: Re-elect Mr. Jeremy Sutcliffe as an                         ISSUER          YES          FOR               FOR
Executive Director of the Company, who retires by
rotation at the AGM in accordance with the Company's
Constitution and the ASX Listing Rules

PROPOSAL #2.2: Re-elect Mr. Norman Bobins as an                            ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company,
who retires at the AGM in accordance with the
Company's Constitution and the ASX Listing Rules

PROPOSAL #2.3: Re-elect Mr. Gerald Morris as an                            ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company,
who retires at the AGM in accordance with the
Company's Constitution and the ASX Listing Rules

PROPOSAL #2.4: Re-elect Mr. Robert Lewon as an                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company,
who retires at the AGM in accordance with the
Company's Constitution and the ASX Listing Rules

PROPOSAL #3.: Approve, for the purposes of ASX                             ISSUER          YES        AGAINST           AGAINST
Listing Rules 7.1 and 10.14 for Mr. Jeremy Sutcliffe,
 Executive Director, to have issued to him
performance rights [Performance Rights] numbering
44,440 and options [Options] numbering 135,435, and
the issue of any Sims Group Limited ordinary shares
upon the exercise of those Performance Rights and
Options under the terms of the Sims Group Long Term
Incentive Plan as specified

PROPOSAL #4.: Approve, for the purposes of ASX                             ISSUER          YES        AGAINST           AGAINST
Listing Rules 7.1 and 10.14 for Mr. Daniel Dienst,
the Group Chief Executive Officer, to have issued to
him 61,092 Performance Rights and 181,654 Options,
and the issue of any Sims Group Limited ordinary
shares upon the exercise of those Performance Rights
and Options under the terms of the Sims Group Long
Term Incentive Plan as specified

PROPOSAL #S.5: Approve to change the name of the                           ISSUER          YES          FOR               FOR
Company to Sims Metal Management Limited

PROPOSAL #6.: Adopt the Remuneration Report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008 [as specified]

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  ISSUER:                ST BARBARA LTD
  TICKER:                N/A             CUSIP:     Q8744Q108
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008 as specified

PROPOSAL #2.: Re-elect Mr. Douglas Weir Bailey as a                        ISSUER          YES          FOR               FOR
Director of the Company, who retires pursuant to Rule
 6.3(b) of the Company's Constitution

PROPOSAL #3.: Elect Mr. Robert Keith Rae as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires pursuant to Rule
 6.3(j) of the Company's Constitution

PROPOSAL #4.: Ratify the issue on 24 JUN 2008 of                           ISSUER          YES          FOR               FOR
15,000,000 ordinary shares in the capital of the
Company to institutional and professional investors,
as specified

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  ISSUER:                ST BARBARA LTD
  TICKER:                N/A             CUSIP:     Q8744Q108
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify, for the purposes of Listing                          ISSUER          YES          FOR               FOR
Rule 7.4 and for all other purposes, the issue on 03
MAR 2009 of 189,600,000 ordinary shares in the
capital of the Company to institutional and
professional investors, the terms as specified

PROPOSAL #2.: Approve, for the purposes of Listing                         ISSUER          YES          FOR               FOR
Rule 10.11 and for all other purposes, in part
consideration of his employment as Managing Director
and Chief Executive Officer of the Company, Mr. Tim
Lehany be issued options to acquire ordinary shares
in the capital of the Company, on the terms and
conditions as specified

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  ISSUER:                ZAMBEZI RESOURCES LTD, HAMILTON
  TICKER:                N/A             CUSIP:     G98841102
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Brian Rear                                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Re-elect Mr. Jeremy Wrathall                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. Julian Ford                                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Re-elect Mr. Geoffrey Johnson                                ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the issue of options to the                          ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #6.: Approve the issue of options to the                          ISSUER          YES        AGAINST           AGAINST
employees

PROPOSAL #7.: Appoint Deloitte as the Auditor                              ISSUER          YES          FOR               FOR

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  ISSUER:                ZAMBEZI RESOURCES LTD, HAMILTON
  TICKER:                N/A             CUSIP:     G98841102
  MEETING DATE:          3/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital

PROPOSAL #2.: Ratify the Placement [Tranche 1]                             ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the Placement [Tranche 2]                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the issue of Convertible Note                        ISSUER          YES          FOR               FOR

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  ISSUER:                ZAMBEZI RESOURCES LTD, HAMILTON
  TICKER:                N/A             CUSIP:     G98841102
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the share issue to creditors                         ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the placement of shares                              ISSUER          YES          FOR               FOR

                                                         SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
  VANGUARD SPECIALIZED FUNDS
  By:     /s/F. William McNabb III
             (Heidi Stam)
             F. William McNabb III*
             President, Chief Executive Officer and Trustee
  Date:   August 27, 2009
      *  By Power of Attorney.  Filed on July 24, 2009, see File Number 2-88373.
                Incorporated by Reference.